GOING CONCERN (Details Textual) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern [Line Items]
Working Capital Deficit	$ 2,341,400	$ 1,957,318
Retained Earnings (Accumulated Deficit)	$ 6,001,579	$ 5,451,931	$ 3,107,263